Accounts payable and accrued liabilities (Accounts payable and accrued liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts payable and accrued liabilities [Abstract]
Trade payables	$ 388,902	$ 249,962
Non-trade payables	108,856	65,182
Payables due to related parties [note 25]	79,792	59,570
Total	$ 577,550	$ 374,714